Document And Entity Information	6 Months Ended
Jun. 30, 2026
Document Information [Line Items]
Entity Central Index Key	0001536196
Document Type	6-K
Entity Registrant Name	CAN-FITE BIOPHARMA LTD.
Amendment Flag	false
Document Period End Date	Jun. 30, 2026
Document Fiscal Year Focus	2026
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	Q2
Entity File Number	001-36203